Future Minimum Rent Schedule (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Lease Payments under Noncancellable Operating Leases

Future minimum lease payments to be received as of September 30, 2014 under noncancellable operating leases for the next five years and thereafter are as follows:

2014	$8,532,363
2015	35,048,004
2016	28,542,171
2017	20,887,708
2018	17,401,040
Thereafter	65,593,200

$176,004,486

Future minimum lease payments to be received as of December 31, 2013 under noncancellable operating leases for the next five years and thereafter are as follows:

2014	$22,193,033
2015	22,367,600
2016	15,694,478
2017	8,279,781
2018	5,056,811
Thereafter	10,106,308

$83,698,011